Related Party Transactions and Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate

The following table details the results of such activities related to RCS, which are recorded as offering costs on the consolidated statement of changes in equity (amounts in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,		Payable as of
	2013	2012	2013	2012	September 30, 2013	December 31, 2012
Total commissions and fees paid to RCS	$-	$80,739	$-	$160,530	$-	$-

The following table details the results of such activities related to RCS, which are recorded as offering costs on the consolidated statement of changes in equity (amounts in thousands):

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees paid to RCS	$160,614	$11,434	$-	$92

Schedule Of Offering Costs Reimbursements to Related Party

The Company reimbursed the Manager, the ARCT III Advisor and RCS for services relating to the ARCT III IPO, and other significant transactions such as the ARCT III Merger, for which the Manager provided assistance. The following table details the results of such activities related to offering and other significant transactions costs reimbursed to the Manager, the ARCT III Advisor and RCS (amounts in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,		Payable as of
	2013	2012	2013	2012	September 30, 2013	December 31, 2012
Offering expense and other significant transactions reimbursements	$814	$(3,473)	$1,951	$16,808	$-	$-

The Company reimbursed the Manager, the ARCT III Advisor and RCS for services relating to the IPO, the Company's follow-on offerings and the ARCT III IPO, as applicable. The following table details the results of such activities related to offering costs reimbursed to the Manager, the ARCT III Advisor and RCS (amounts in thousands):

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Offering expense reimbursements	$16,264	$4,383	$-	$220

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services

The following table details amounts incurred by the Company or ARCT III and contractually due to the Sponsor, ARCT III Advisor or the Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Three Months Ended September 30,				Nine Months Ended September 30,				Payable as of
	2013		2012		2013		2012		September 30, 2013	December 31, 2012
	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees(1)	$86	$-	$4,529	$-	$3,190	$-	$9,712	$-	$-	$364
Financing fees and related cost reimbursements	-	-	1,424	-	7,500	-	2,683	-	-	-
Other expense reimbursements	42	-	3,614	-	8,359	-	7,527	-	-	18
On-going fees:
Base management fees(2)	3,739	3,739	278	278	8,393	6,109	1,725	1,513	-	-
Transfer agent fees	103	-	-	-	270	-	-	-	23	-
Property management and leasing fees(2)	-	-	250	250	799	799	456	456	-	-
Total operational fees and reimbursements	$3,970	$3,739	$10,095	$528	$28,511	$6,908	$22,103	$1,969	$23	$382
(1)	In conjunction with the ARCT III Merger, the payment of acquisition fees was terminated, however for properties that were in ARCP's or ARCT III's pipeline at the ARCT III Merger date, the fees were paid as the Manager had sourced and negotiated the purchase price prior to the ARCT III Merger.
(2)	The amounts incurred and paid were recognized in merger and other transaction related costs during the nine months ended September 30, 2013 as they relate to the ARCT III Merger.

The following table details amounts incurred by the Company or ARCT III and contractually due to the Sponsor, ARCT III Advisor or the Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Year Ended December 31,				Payable as of December 31,
	2012		2011
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees:
Acquisition fees and related cost reimbursements	$27,138	$-	$1,692	$-	$364	$37
Financing fees and related cost reimbursements	3,350	-	182	-	-	-
Other expense reimbursements	592	-	148	-	18	-
On-going fees:
Base management fees	2,035	1,823	274	274	-	-
Incentive fees	771	771	-	-	-	-
Property management and leasing fees	918	918	15	15	-	-
Total operational fees and reimbursements	$34,804	$3,512	$2,311	$289	$382	$37

Schedule of General and Administrative Expenses Absorbed by Affiliate

The following table details general and administrative expenses absorbed by the Sponsor and the ARCT III Advisor and paid to the Company or ARCT III during the three and nine months ended September 30, 2013 (amounts in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,		Receivable as of
	2013	2012	2013	2012	September 30, 2013	December 31, 2012
General and administrative expenses absorbed	$-	$-	$-	$234	$-	$-

The following table details general and administrative expenses absorbed by the Sponsor and the ARCT III Advisor and paid to the Company during the years ended December 31, 2012 and 2011 (amounts in thousands):

	Year Ended December 31,		Receivable as of December 31,
	2012	2011	2012	2011
General and administrative expenses absorbed	$234	$20	$-	$-